Note Payable From Related Party (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017
Short-term Debt [Line Items]
Loans payable - related parties	$ 18,600		$ 47,134	$ 28,534
Proceeds from note payable - related party			18,600	472
Loss on extinguishment of debt	201,472	$ 0
Imputed interest			$ 2,677	3,015
Note Payable - Unrelated Party [Member]
Short-term Debt [Line Items]
Notes payable description			The advances are unsecured and bares an interest rate of 5% per annum, and is due upon demand giving 30 days written notice to the borrower.
Interest rate			5.00%
Accrued interest			$ 4,157
Related Party [Member] | Note Payable [Member]
Short-term Debt [Line Items]
Loans payable - related parties		$ 18,600	47,134	$ 28,534
Proceeds from note payable - related party	$ 18,600		$ 18,600
Notes payable description	 The remaining $18,600 bares an interest rate of 5% per annum and is due upon demand giving 30 days written notice to the borrower.   		The advances are unsecured, of which $28,534 is non-interest bearing and is due upon demand giving 30 days written notice to the borrower. A balance of $18,600 was received from a related party and bares an interest rate of 5% per annum, and is due upon demand giving 30 days written notice to the borrower.	The advances are unsecured, of which $28,534 is non-interest bearing and is due upon demand giving 30 days written notice to the borrower. A balance of $18,600 was received from a related party and bares an interest rate of 5% per annum, and is due upon demand giving 30 days written notice to the borrower.
Interest rate		5.00%	5.00%	5.00%
Imputed interest			$ 2,677
Accrued interest			$ 710
Related Party [Member] | Note Payable [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Stock issued to settle notes payable, shares	142,670
Stock issued to settle notes payable, value	$ 28,534
Loss on extinguishment of debt	$ 35,206